SUPPLEMENT DATED OCTOBER 2, 2012

To the Allianz Vision New YorkSM Variable Annuity prospectus dated June 14, 2012 as supplemented July 9, July 23, August 2, and August 20, 2012
For Contracts issued on or after May 2, 2011 and Contracts issued on or prior to April 29, 2011
ISSUED BY

Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Section 11.a, Income Protector – Annual Increase

For Income Protector riders issued on or after October 15, 2012, the current Annual Increase percentage is 6% and quarterly simple interest increase is 1.5%.

2.	For Allianz VisionSM New York Contracts issued on or after May 2, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:
All figures in the examples below reflect the most expensive combination of benefits and are for the Base Contract with Bonus Option and Maximum Anniversary Death Benefit (8.5% declining withdrawal charge and 2.20% M&E charge). Year 1 figures also include selection of Income Focus (maximum rider charge of 2.95%). Year 3, 5 and 10 figures include selection of Income Protector (maximum rider charge of 2.75%).

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,560	$2,964	$4,258	$7,248
0.52% (the minimum Investment Option operating expense)	$1,444	$2,634	$3,738	$6,374

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 710	$2,084	$3,528	$7,218
0.52% (the minimum Investment Option operating expense)	$ 594	$1,754	$3,008	$6,344

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 710	$2,114	$3,558	$7,248
0.52% (the minimum Investment Option operating expense)	$ 594	$1,784	$3,038	$6,374

PRO-015-0512
(VNY-146, VNY-003)

3.	For Allianz VisionSM New York Contracts issued on or prior to April 29, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:
All figures in the examples below are for the Base Contract with Bonus Option, Maximum Anniversary Death Benefit and Income Protector with joint Lifetime Plus Payments (8.5% declining withdrawal charge, 2.20% M&E charge, and maximum rider charge of 2.75%), which is the most expensive combination of benefits.

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,547	$2,964	$4,258	$7,248
0.52% (the minimum Investment Option operating expense)	$1,431	$2,634	$3,738	$6,374

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 696	$2,084	$3,528	$7,218
0.52% (the minimum Investment Option operating expense)	$ 580	$1,754	$3,008	$6,344

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 697	$2,114	$3,558	$7,248
0.52% (the minimum Investment Option operating expense)	$ 581	$1,784	$3,038	$6,374

PRO-015-0512
(VNY-146, VNY-003)